Subsequent Events (Details) - Subsequent Events [Member] ¥ in Thousands	Feb. 28, 2026 USD ($)	Mar. 31, 2026 USD ($)	Feb. 28, 2026 CNY (¥) shares
Subsequent Events [Line Items]
Maturity date	August 13, 2026
Gross proceeds.	$ 85,000,000
Number of shares issued | shares			39,230,769
Non-Revolving Facility [Member]
Subsequent Events [Line Items]
Facility amount		$ 20,000	¥ 10,000
Interest rate		3.20%	3.20%
Non-Revolving Facility [Member]
Subsequent Events [Line Items]
Facility amount		$ 20,000
Interest rate		2.98%